FCF P1 10/19

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE PROSPECTUS DATED FEBRUARY 1, 2019

OF

FRANKLIN U.S. GOVERNMENT SECURITIES fund

(a series of Franklin Custodian Funds)

The prospectus is amended as follows:

I.  The “Fund Summaries – Franklin U.S. Government Securities Fund – Investment Manager” section on page 33 is revised to add the following:

Sub-Advisor

Franklin Templeton Institutional, LLC (FT Institutional). For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

II.  The “Fund Summaries – Franklin U.S. Government Securities Fund – Portfolio Managers” section on page 33 is replaced with the following:

Paul Varunok   Portfolio Manager of Advisers and portfolio manager of the Fund since 2004.

Neil Dhruv   Portfolio Manager of FT Institutional and portfolio manager of the Fund since October 2019.

III.  The “Fund Details – Franklin U.S. Government Securities Fund – Management” section on page 93 is revised to add the following:

Under a separate agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services). FT Institutional is wholly owned and is a subsidiary of Franklin Resources, Inc. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

IV.  The portfolio management team under the “Fund Details Franklin U.S. Government Securities Fund – Management” section beginning on page 93 is revised as follows:

The Fund is managed by the following dedicated professionals focused on investments in U.S. government securities. The portfolio managers of the team are as follows:

Paul Varunok               Portfolio Manager of Advisers
Mr. Varunok has been portfolio manager of the Fund since 2003 and assumed the duties of co-lead portfolio manager in October 2019. He joined Franklin Templeton in 2001.

Neil Dhruv                    Portfolio Manager of FT Institutional

Mr. Dhruv has been co-lead portfolio manager of the Fund since October 2019. He joined Franklin Templeton in 2002.

As co-lead portfolio managers, Messrs. Varunok and Dhruv have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

FCF SA1 10/19

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2019

OF

FRANKLIN U.S. GOVERNMENT SECURITIES fund

(a series of Franklin Custodian Funds)

The Statement of Additional Information (“SAI”) is amended as follows:

I.     The following replaces the fourth paragraph under the “Management and Other Services—Investment manager and services provided” section on page 61 of the SAI:

The Fund, the investment manager, sub-advisor and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, the investment manager, sub-advisor and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

II.     The following is added after the last paragraph under the “Management and Other Services—Investment manager and services provided” section on page 61 of the SAI:

With respect to Franklin U.S. Government Securities Fund, under a separate agreement with Advisers, Franklin Templeton Institutional, LLC (FT Institutional), 280 Park Avenue, New York, New York 10017, serves as the Fund’s sub-advisor. The sub-advisor provides Advisers with investment management advice (which may include research and analysis services). FT Institutional is wholly owned and is a subsidiary of Resources. For purposes of the Fund’s investment strategies, techniques and risks, the term “investment manager” includes the sub-advisor.

III.    The following is added to the “Management and Other Services – Portfolio Managers” section on page 62 of the SAI:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Neil Dhruv[4]	0	N/A	0	N/A	0	N/A

4. Neil Dhruv became a portfolio manager of the Fund in October 2019. Information for him is provided as of September 30, 2019.

IV.     The following is added to the “Management and Other Services – Portfolio Managers – Ownership of Fund Shares” section on page 64 of the SAI:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Neil Dhruv[1]	U.S. Government Securities Fund	None

1. Neil Dhruv became a portfolio manager of the Fund in October 2019. Information for him is provided as of September 30, 2019.

Please keep this supplement with your SAI for future reference.